2012 Stock Option Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Share Based Compensation Arrangement by Share Based Payment Award Options Vested Over Three Years	The options vest over three years as follows:
Options vested on November 12, 2013	190,000
Options vesting on November 12, 2014	142,500
Options vesting on November 12, 2015	142,500

475,000

The options vest over three years as follows:
Options vested on November 12, 2013	190,000
Options vesting on November 12, 2014	142,500
Options vesting on November 12, 2015	142,500

475,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair values for the options, all of which were granted in 2013, were determined using the Black-Scholes-Merton option pricing model with the following assumptions:

Dividend yield	0.00%
Risk-free interest rates	2.80%
Expected volatility	72.68%
Expected term (in years)	10

The fair values for the options, all of which were granted in 2013, were determined using the Black-Scholes-Merton option pricing model with the following assumptions:

Dividend yield	0.00%
Risk-free interest rates	2.80%
Expected volatility	72.68%
Expected term (in years)	10